SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	32. SUBSEQUENT EVENTS The Company has not identified any events with a material financial impact on the Group’s consolidated financial statements.